ESTIMATION OF FAIR VALUE (Details 10) $ in Millions, $ in Millions		Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 COP ($)
Disclosure Of Estimations of Fair Value [Line Items]
Investments in fixed income held to maturity		$ 2,899,039	$ 971.5	$ 2,570,486
Credit portfolio at amortized cost		160,754,295	53,872.0	150,898,732
Total financial assets		383,653		630,688
Customer deposits		154,885,224	51,905.2	143,887,055
Liabilities		45,276,036	15,172.9	45,516,281
Total financial Liabilities		200,161,260	$ 67,078.1	189,403,336
At fair value [member]
Disclosure Of Estimations of Fair Value [Line Items]
Investments in fixed income held to maturity	[2],[3],[4]	2,928,929		2,558,333
Credit portfolio at amortized cost		166,303,676		159,917,633
Total financial assets		169,232,605		162,475,966
Customer deposits	[5]	154,805,726		146,778,588
Liabilities	[4]	45,413,210		46,545,065
Total financial Liabilities		200,218,936		193,323,653
Carrying Value [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Investments in fixed income held to maturity	[3],[4]	2,899,039		2,570,486
Credit portfolio at amortized cost		160,754,295		150,898,732
Total financial assets		163,653,334		153,469,218
Customer deposits	[5]	154,885,224		143,887,055
Liabilities	[4]	45,276,036		45,516,281
Total financial Liabilities		$ 200,161,260		$ 189,403,336

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.
[2]	Financial assets held-to-maturity Fair value of fixed income investments at amortized cost was determined using the dirty price given by the price supplier, securities in an active market and with a market price for the day of the valuation are classified as level 1, securities with no active market and/or with an estimated price (present value of the flows of a security, discounted with the reference rate and the corresponding margin) given by the supplier are classified as level 2.
[3]	Financial assets held-to-maturity Fair value of fixed income investments at amortized cost was determined using the dirty price given by the price supplier, securities in an active market and with a market price for the day of the valuation are classified as level 1, securities with no active market and/or with an estimated price (present value of the flows of a security, discounted with the reference rate and the corresponding margin) given by the supplier are classified as level 2.Financial assets held-to-maturity Fair value of fixed income investments at amortized cost was determined using the dirty price given by the price supplier, securities in an active market and with a market price for the day of the valuation are classified as level 1, securities with no active market and/or with an estimated price (present value of the flows of a security, discounted with the reference rate and the corresponding margin) given by the supplier are classified as level 2.
[4]	Financial liabilities For financial liabilities and other short-term liabilities, the carrying value was considered similar to its fair value. The fair value of long-term financial liabilities was determined using the discounted cash flow model at interest rates free of risk adjusted by risk premiums of each entity. The fair value of outstanding bonds is determined according to quoted prices or estimated prices supplied by the price vendor. It is considered that this is a level 2 valuation.
[5]	Customer deposits The fair value of demand deposits is equal to their carrying value. For fixed-term deposits with maturities of less than 180 days, its fair value is deemed equal to its carrying value. For fixed-term deposits with maturities of more than 180 days, its fair value was estimated using the carrying discounted cash flow models to the interest rates offered by banks in accordance with their maturity. This is considered this as a level 2 valuation.